Provision for landfill closure, Changes in provisions (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Changes in provisions [Roll Forward]
Additions	R$ 29,430	R$ 108,044
Reversal	63,306	58,816
Provision for Landfill Closure [Member]
Changes in provisions [Roll Forward]
Balance at beginning of period	113,532	101,620
Additions	5,501	4,600
Effect of passage of time	(6,110)	6,300
Reversal	0	(7,436)
Amount used	(3,910)	(6,869)
Balance at end of period	R$ 109,013	R$ 98,215